                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819
                 ----------------------------------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                    Copy to:

Julie Tedesco, Vice President and Counsel           Timothy W. Diggins, Esq.
   State Street Bank and Trust Company                    Ropes & Gray
      One Federal Street, 9th Floor                 One International Place
       Boston, Massachusetts 02110              Boston, Massachusetts 02110-2624



Registrant's telephone number, including area code:  (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2004

ITEM 1:  REPORTS TO SHAREHOLDERS.

                       STATE STREET EQUITY 500 INDEX FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2004

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX FUND


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at value
    (identified cost $253,422,552) (Note 1) .........................  $ 279,815,428
  Receivable for Fund shares sold ...................................        351,005
                                                                       -------------
                                                                         280,166,433

LIABILITIES
  Distribution fees payable (Note 3) ................................         41,385
  Administration fees payable (Note 3) ..............................         11,345
                                                                       -------------
                                                                              52,730
                                                                       -------------
NET ASSETS ..........................................................  $ 280,113,703
                                                                       =============


NET ASSETS CONSIST OF:
  Paid-in Capital ...................................................  $ 292,102,974
  Undistributed net investment income ...............................      1,855,467
  Accumulated net realized loss .....................................    (40,237,614)
  Net unrealized appreciation on investments ........................     26,392,876
                                                                       -------------
NET ASSETS ..........................................................  $ 280,113,703
                                                                       =============


ADMINISTRATIVE SHARES:
NET ASSETS ..........................................................  $ 188,292,099
  Shares of beneficial interest outstanding .........................     19,514,338
  Offering, net asset value, and redemption price per share .........  $        9.65
                                                                       =============

SERVICE SHARES:
NET ASSETS ..........................................................  $  91,821,604
  Shares of beneficial interest outstanding .........................      9,525,446
  Offering, net asset value, and redemption price per share .........  $        9.64
                                                                       =============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

INCOME
  Dividend income allocated from Portfolio (Note 2) ...........  $ 2,196,112
  Interest income allocated from Portfolio (Note 2) ...........          303
  Security lending income allocated from Portfolio (Note 2) ...       31,037
  Expenses allocated from Portfolio (Note 3) ..................      (61,420)
                                                                 -----------
                                                                   2,166,032
                                                                 -----------
EXPENSES
  Distribution fees (Note 3)
    Administrative Shares .....................................      138,449
    Service Shares ............................................      110,191
  Administration fees (Note 3) ................................       68,188
                                                                 -----------
                                                                     316,828
                                                                 -----------
NET INVESTMENT INCOME                                              1,849,204
                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from Portfolio on:
  Investments .................................................   (1,602,480)
  Futures .....................................................      402,732
                                                                 -----------
                                                                  (1,199,748)
                                                                 -----------
Change in unrealized appreciation (depreciation)
  allocated from Portfolio on:
  Investments .................................................    8,370,521
  Futures .....................................................     (129,442)
                                                                 -----------
                                                                   8,241,079
                                                                 -----------
Net realized and unrealized gain on investments ...............    7,041,331
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........  $ 8,890,535
                                                                 ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the Six
                                                                   Months Ended         For the
                                                                  June 30, 2004        Year Ended
                                                                   (Unaudited)      December 31, 2003
                                                                   -----------      -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income ........................................  $   1,849,204       $   2,771,787
  Net realized loss on investments .............................     (1,199,748)         (6,469,317)
  Change in unrealized appreciation (depreciation) .............      8,241,079          52,688,564
                                                                  -------------       -------------
  Net increase in net assets resulting from operations .........      8,890,535          48,991,034
                                                                  -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Administrative Shares ......................................             --          (1,994,382)
    Service Shares .............................................             --            (761,272)
                                                                  -------------       -------------
    Total Distributions ........................................             --          (2,755,654)
                                                                  -------------       -------------

NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
  Shares sold ..................................................     10,624,940          17,561,384
  Reinvestment of distributions ................................             --           1,994,382
  Shares redeemed ..............................................    (10,416,700)        (11,282,817)
                                                                  -------------       -------------
    Net increase from capital share transactions ...............        208,240           8,272,949
                                                                  -------------       -------------
SERVICE SHARES*
  Shares sold ..................................................     15,981,567          81,896,523
  Reinvestment of distributions ................................             --             761,272
  Shares redeemed ..............................................    (11,247,611)         (7,500,597)
                                                                  -------------       -------------
    Net increase from capital share transactions ...............      4,733,956          75,157,198
                                                                  -------------       -------------
  Net increase in net assets ...................................     13,832,731         129,665,527
NET ASSETS, BEGINNING OF PERIOD ................................    266,280,972         136,615,445
                                                                  -------------       -------------
NET ASSETS, END OF PERIOD ......................................  $ 280,113,703       $ 266,280,972
                                                                  =============       =============
Undistributed net investment income ............................  $   1,855,467       $       6,263
                                                                  =============       =============

-------------
* Service Shares commenced operations on March 10, 2003.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                                                   For the Six
                                                                   Months Ended         For the
                                                                  June 30, 2004        Year Ended
                                                                   (Unaudited)      December 31, 2003
                                                                   -----------      -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
  Shares sold ..................................................      1,103,156           2,194,164
  Reinvestment of distributions ................................             --             227,163
  Shares redeemed ..............................................     (1,085,343)         (1,485,709)
                                                                  -------------       -------------
  Net increase in shares .......................................         17,813             935,618
                                                                  =============       =============

SERVICE SHARES*
  Shares sold ..................................................      1,681,953           9,803,007
  Reinvestment of distributions ................................             --              81,769
  Shares redeemed ..............................................     (1,183,362)           (857,921)
                                                                  -------------       -------------
  Net increase in shares .......................................        498,591           9,026,855
                                                                  =============       =============

-------------
* Service Shares commenced operations on March 10, 2003.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                            Six Months
                                              Ended              Year           Year            Period
                                             6/30/04            Ended           Ended            Ended
                                           (Unaudited)         12/31/03        12/31/02       12/31/01(a)
                                           -----------         --------        --------       -----------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE, BEGINNING OF PERIOD ....    $   9.34          $   7.36        $   9.62        $  10.00
                                             --------          --------        --------        --------
INVESTMENT OPERATIONS:
  Net investment income .................        0.07*             0.13*           0.11            0.08
  Net realized and unrealized
    gain (loss) on investments ..........        0.24              1.95           (2.26)          (0.38)
                                             --------          --------        --------        --------
    Total from investment operations ....        0.31              2.08           (2.15)          (0.30)
                                             --------          --------        --------        --------
LESS DISTRIBUTIONS FROM:
Net investment income ...................          --             (0.10)          (0.11)          (0.08)
                                             --------          --------        --------        --------
    Total distributions .................          --             (0.10)          (0.11)          (0.08)
                                             --------          --------        --------        --------
  Net increase (decrease) in net assets .        0.31              1.98           (2.26)          (0.38)
                                             --------          --------        --------        --------

NET ASSET VALUE, END OF PERIOD ..........    $   9.65          $   9.34        $   7.36        $   9.62
                                             ========          ========        ========        ========
TOTAL RETURN (c) ........................        3.34%            28.37%         (22.31)%         (2.97)%
                                             ========          ========        ========        ========
RATIOS AND SUPPLEMENTARY DATA:
Net Assets, End of Period (000s) ........    $188,292          $182,037        $136,615        $171,774
Ratios to average net assets:
    Operating expenses ..................       0.245%(d)         0.245%          0.245%          0.245%(d)
    Net investment income ...............        1.39%(d)          1.54%           1.37%           1.18%(d)
  Portfolio turnover rate ...............           5%               12%             13%             14%


-------------
(a)   Administrative Shares commenced operations on April 18, 2001.

(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)   Annualized.

* Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD

                                                     Six Months
                                                        Ended          Period
                                                       6/30/04          Ended
                                                     (Unaudited)      12/31/03(a)
                                                     -----------      -----------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE, BEGINNING OF PERIOD ..............    $  9.33          $  6.94
                                                       -------          -------
INVESTMENT OPERATIONS:
  Net investment income ...........................       0.06*            0.10*
  Net realized and unrealized gain on investments .       0.25             2.38
                                                       -------          -------
    Total from investment operations ..............       0.31             2.48
                                                       -------          -------
LESS DISTRIBUTIONS FROM:
  Net investment income ...........................         --            (0.09)
                                                       -------          -------
    Total distributions ...........................         --            (0.09)
                                                       -------          -------
  Net increase in net assets ......................       0.31             2.39
                                                       -------          -------
NET ASSET VALUE, END OF PERIOD ....................    $  9.64          $  9.33
                                                       =======          =======
TOTAL RETURN (c) ..................................       3.29%           35.71%
                                                       =======          =======
RATIOS AND SUPPLEMENTARY DATA:
  Net Assets, End of Period (000s) ................    $91,822          $84,244

  Ratios to average net assets:
    Operating expenses ............................      0.345%(d)        0.345%(d)
    Net investment income .........................       1.29%(d)         1.45%(d)
  Portfolio turnover rate .........................          5%              12%

-------------
(a)   Service Shares commenced operations on March 10, 2003.

(b) The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)   Annualized.

* Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)


1. ORGANIZATION
The State Street Institutional Investment Trust (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following diversified series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street MSCI(R) EAFE(R) Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). Pursuant to the Trust's Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares, with no par value, of the Fund.

The Fund commenced operations on April 18, 2001. As of June 30, 2004, the Fund was the only series of the Trust that had commenced operations. The Fund offers both Administrative and Service shares (formerly Class A and B shares, respectively). Administrative Shares commenced operations on April 18, 2001 and Service Shares commenced operations on March 10, 2003.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The investment objective and policies of the Portfolio are the same as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.33% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
The Fund's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)


SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by that class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid, at least, annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The tax character of distributions paid to shareholders during the year ended December 31, 2003 was $2,755,654 of ordinary income. The tax character of distributions paid, if any, and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated for the Fund after the Fund's fiscal year end of December 31, 2004.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)


At December 31, 2003, the Fund had capital loss carry forwards in the amount of $26,020,232, of which $18,165,550, $7,776,419, and $78,263 may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, and December 31, 2011, respectively. No post-October losses were deferred in 2003.

At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as for book purposes. At June 30, 2004, the book cost of investments was $253,422,552 and net unrealized appreciation was $26,392,876.

3. RELATED PARTY FEES AND TRANSACTIONS
The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s (SSgA), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees). For the period ended June 30, 2004, the Fund's pro-rata share of these expenses amounted to $61,420. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period ended June 30, 2004, amounted to $68,188.

ALPS Distributors, Inc. serves as Distributor (the "Distributor") pursuant to a Distribution Agreement with the Trust.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act, (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund may compensate financial intermediaries in connection with the distribution of Administrative and Service Shares and for services provided to the Fund's shareholders. The Rule 12b-1 Plan calls for payments at an annual rate of up to 0.25% of daily average net assets for Service Shares of the Fund, and an annual rate of up to 0.15% of daily average net assets for Administrative Shares of the Fund. For the period ended June 30, 2004, the Fund made payments to financial intermediaries pursuant to the Rule 12b-1 plan in the amount of $248,640.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)


GENERAL INFORMATION (UNAUDITED)

Proxy Voting Policies and Procedures

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures and information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004 are available without charge, upon request, by (i) calling (800) 997-7327 or (ii) on the SEC's website at www.sec.gov.

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2004

                                   (UNAUDITED)

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2004 (UNAUDITED)

                                                                        Market
                                                                         Value
                                                          Shares         (000)
                                                         ---------     ---------
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 10.6%
AutoNation, Inc. (a) (f)                                    69,000     $   1,180
AutoZone, Inc. (a)                                          20,687         1,657
Bed Bath & Beyond, Inc. (a)                                 73,414         2,823
Best Buy Co., Inc.                                          80,521         4,086
Big Lots, Inc. (a)                                          29,538           427
Black & Decker Corp.                                        19,433         1,207
Brunswick Corp.                                             22,629           923
Carnival Corp.                                             156,519         7,356
Centex Corp.                                                30,476         1,394
Circuit City Stores, Inc.                                   49,439           640
Clear Channel Communications, Inc.                         152,865         5,648
Comcast Corp. (a)                                          556,867        15,648
Cooper Tire & Rubber Co.                                    18,637           429
Dana Corp.                                                  37,349           732
Darden Restaurants, Inc.                                    41,710           857
Delphi Corp.                                               140,767         1,503
Dillard's, Inc. Class A (f)                                 19,953           445
Dollar General Corp.                                        82,315         1,610
Dow Jones & Co., Inc.                                       20,626           930
Eastman Kodak Co. (f)                                       70,837         1,911
eBay, Inc. (a)                                             163,260        15,012
Family Dollar Stores, Inc.                                  43,568         1,325
Federated Department Stores, Inc.                           45,376         2,228
Ford Motor Co.                                             454,955         7,120
Fortune Brands, Inc.                                        36,266         2,736
Gannett Co., Inc.                                           67,338         5,714
Gap, Inc.                                                  222,430         5,394
General Motors Corp.                                       139,573         6,503
Genuine Parts Co.                                           42,493         1,686
Goodyear Tire & Rubber Co. (a) (f)                          44,442           404
Harley-Davidson, Inc.                                       73,338         4,543
Harrah's Entertainment, Inc.                                27,933         1,511
Hasbro, Inc.                                                43,987           836
Hilton Hotels Corp.                                         95,443         1,781
Home Depot, Inc.                                           552,057        19,432
International Game Technology                               85,952         3,318
Interpublic Group of Cos., Inc. (a)                        102,377         1,406
JC Penney & Co., Inc.                                       70,188         2,650
Johnson Controls, Inc.                                      47,296         2,525
Jones Apparel Group, Inc.                                   31,079         1,227
KB HOME                                                     11,631           798
Knight-Ridder, Inc.                                         19,491         1,403
Kohl's Corp. (a)                                            84,310         3,565
Leggett & Platt, Inc.                                       48,554         1,297
Limited Brands                                             115,356         2,157
Liz Claiborne, Inc.                                         27,641           995
Lowe's Cos., Inc.                                          195,423        10,270
Marriot International, Inc. Class A                         56,939         2,840
Mattel, Inc.                                               104,845         1,913
May Department Stores Co.                                   72,467         1,992
Maytag Corp.                                                19,829           486
McDonald's Corp.                                           313,553         8,152
McGraw-Hill, Inc.                                           47,513         3,638
Meredith Corp.                                              12,647           695
New York Times Co. Class A                                  37,645         1,683
Newell Rubbermaid, Inc. (f)                                 67,021         1,575
NIKE, Inc. Class B                                          65,313         4,947
Nordstrom, Inc.                                             33,438         1,425
Office Depot, Inc. (a)                                      76,570         1,371
Omnicom Group, Inc.                                         47,117         3,576
Pulte Homes, Inc.                                           31,436         1,636
Radioshack Corp.                                            41,453         1,187
Reebok International, Ltd.                                  14,871           535
Sears Roebuck & Co. (f)                                     52,854         1,996
Sherwin-Williams Co.                                        35,570         1,478
Snap-On, Inc.                                               14,748           495
Stanley Works                                               20,232           922
Staples, Inc.                                              123,750         3,640
Starbucks Corp. (a)                                         98,226         4,272
Starwood Hotels & Resorts Worldwide, Inc. Class B           50,512         2,265
Target Corp.                                               226,557         9,622
Tiffany & Co.                                               36,868         1,359
Time Warner, Inc. (a)                                    1,131,447        19,891
TJX Cos., Inc.                                             123,913         2,991
Toys "R" Us, Inc. (a)                                       54,169           863
Tribune Co.                                                 81,955         3,732

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        Market
                                                                         Value
                                                          Shares         (000)
                                                         ---------     ---------
CONSUMER DISCRETIONARY - (CONTINUED)
Univision Communications, Inc. Class A (a)                  80,118     $   2,558
V.F. Corp.                                                  27,288         1,329
Viacom, Inc. Class B                                       430,289        15,370
Visteon Corp. (f)                                           31,253           365
Walt Disney Co.                                            508,873        12,971
Wendy's International, Inc.                                 28,567           995
Whirlpool Corp.                                             17,566         1,205
Yum! Brands, Inc. (a)                                       72,422         2,696
                                                                       ---------
                                                                         287,908
                                                                       =========

CONSUMER STAPLES - 10.9%
Adolph Coors Co. Class B                                     9,244           669
Alberto Culver Co. Class B                                  22,258         1,116
Albertson's, Inc. (f)                                       92,013         2,442
Altria Group, Inc.                                         509,264        25,489
Anheuser-Busch Cos., Inc.                                  199,667        10,782
Archer-Daniels-Midland Co.                                 160,467         2,693
Avon Products, Inc.                                        116,948         5,396
Brown-Forman Corp. Class B (f)                              30,482         1,471
Campbell Soup Co.                                          101,183         2,720
Clorox Co.                                                  52,110         2,802
Coca-Cola Co.                                              604,835        30,532
Coca-Cola Enterprises, Inc.                                117,000         3,392
Colgate-Palmolive Co.                                      132,335         7,735
ConAgra Foods, Inc.                                        131,246         3,554
Costco Wholesale Corp.                                     113,651         4,680
CVS Corp.                                                   98,392         4,134
General Mills, Inc.                                         93,064         4,423
Gillette Co.                                               250,244        10,610
H.J. Heinz Co.                                              87,320         3,423
Hershey Foods Corp.                                         64,408         2,980
Kellogg Co.                                                102,329         4,282
Kimberly-Clark Corp.                                       124,664         8,213
Kroger Co. (a)                                             184,722         3,362
McCormick & Co., Inc.                                       33,800         1,149
Pepsi Bottling Group, Inc.                                  65,153         1,990
PepsiCo, Inc.                                              424,410        22,867
Procter & Gamble Co.                                       638,322        34,750
R.J. Reynolds Tobacco Holdings, Inc. (f)                    21,240         1,436
Safeway, Inc. (a)                                          109,493         2,775
Sara Lee Corp.                                             196,417         4,516
SuperValu, Inc.                                             33,960         1,040
Sysco Corp.                                                160,081         5,742
UST Corp.                                                   40,947         1,474
Wal-Mart Stores, Inc.                                    1,065,028        56,191
Walgreen Co.                                               254,710         9,223
Winn-Dixie Stores, Inc. (f)                                 38,510           277
Wrigley Wm., Jr. Co.                                        55,716         3,513
                                                                       ---------
                                                                         293,843
                                                                       =========

ENERGY - 6.2%
Amerada Hess Corp.                                          22,502         1,782
Anadarko Petroleum Corp.                                    62,354         3,654
Apache Corp.                                                79,930         3,481
Ashland, Inc.                                               17,080           902
Baker Hughes, Inc.                                          82,480         3,105
BJ Services Co. (a)                                         40,055         1,836
Burlington Resources, Inc.                                  98,056         3,548
ChevronTexaco Corp.                                        265,847        25,019
ConocoPhillips                                             170,041        12,972
Devon Energy Corp.                                          59,661         3,938
EOG Resources, Inc.                                         28,984         1,731
ExxonMobil Corp.                                         1,624,102        72,126
Halliburton Co.                                            107,986         3,268
Kerr-McGee Corp.                                            37,236         2,002
Marathon Oil Corp.                                          85,934         3,252
Nabors Industries, Ltd. (a)                                 37,015         1,674
Noble Corp. (a)                                             33,823         1,281
Occidental Petroleum Corp.                                  96,323         4,663
Rowan Cos., Inc. (a)                                        26,139           636
Schlumberger, Ltd.                                         146,307         9,292
Sunoco, Inc. (f)                                            19,028         1,211
Transocean, Inc. (a)                                        79,095         2,289
Unocal Corp.                                                64,988         2,469
Valero Energy Corp.                                         32,000         2,360
                                                                       ---------
                                                                         168,491
                                                                       =========

FINANCIALS - 19.8%
ACE, Ltd.                                                   70,455         2,979
AFLAC, Inc.                                                127,316         5,196
Allstate Corp.                                             174,807         8,137
Ambac Financial Group, Inc.                                 26,447         1,942
American Express Co.                                       317,373        16,307

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        Market
                                                                         Value
                                                          Shares         (000)
                                                         ---------     ---------
FINANCIALS - (CONTINUED)
American International Group, Inc.                         647,683     $  46,167
AmSouth Bancorp                                             86,819         2,211
AON Corp.                                                   78,723         2,241
Apartment Investment & Management Co. Class A               23,800           741
Bank of America Corp.                                      506,300        42,843
Bank of New York Co., Inc.                                 192,179         5,665
Bank One Corp.                                             278,262        14,191
BB&T Corp.                                                 139,318         5,151
Bear Stearns Cos., Inc.                                     25,999         2,192
Capital One Financial Corp.                                 59,515         4,070
Charles Schwab Corp.                                       336,393         3,233
Charter One Financial, Inc.                                 55,817         2,467
Chubb Corp.                                                 47,239         3,221
Cincinnati Financial Corp. (f)                              41,600         1,810
Citigroup, Inc.                                          1,284,271        59,719
Comerica, Inc.                                              43,432         2,384
Countrywide Financial Corp.                                 69,543         4,885
E*Trade Financial Corp. (a)                                 92,100         1,027
Equity Office Properties Trust                             100,441         2,732
Equity Residential                                          69,607         2,069
Fannie Mae                                                 240,629        17,171
Federal Home Loan Mortgage Corp.                           171,146        10,834
Federated Investors, Inc. Class B (f)                       27,400           831
Fifth Third Bancorp                                        140,400         7,551
First Horizon National Corp.                                30,917         1,406
Franklin Resources, Inc.                                    61,844         3,097
Golden West Financial Corp.                                 37,711         4,011
Goldman Sachs Group, Inc.                                  120,100        11,309
Hartford Financial Services Group, Inc.                     72,288         4,969
Huntington Bancshares, Inc.                                 57,854         1,329
J.P. Morgan Chase & Co.                                    517,114        20,049
Janus Capital Group, Inc.                                   60,619         1,000
Jefferson-Pilot Corp. (f)                                   34,860         1,771
KeyCorp                                                    103,309         3,088
Lehman Brothers Holdings, Inc.                              68,818         5,179
Lincoln National Corp.                                      44,031         2,080
Loews Corp.                                                 46,114         2,765
M & T Bank Corp.                                            29,600         2,584
Marsh & McLennan Cos., Inc.                                129,936         5,896
Marshall & Ilsley Corp.                                     55,192         2,157
MBIA, Inc.                                                  35,658         2,037
MBNA Corp.                                                 317,502         8,188
Mellon Financial Corp.                                     106,623         3,127
Merrill Lynch & Co., Inc.                                  238,627        12,881
MetLife, Inc.                                              188,807         6,769
MGIC Investment Corp. (f)                                   24,362         1,848
Moody's Corp. (f)                                           36,865         2,384
Morgan Stanley                                             272,643        14,387
National City Corp.                                        168,591         5,902
North Fork Bancorp, Inc. (f)                                42,290         1,609
Northern Trust Corp.                                        55,240         2,336
Plum Creek Timber Co., Inc.                                 46,180         1,505
PNC Financial Services Group, Inc.                          70,147         3,723
Principal Financial Group, Inc.                             79,450         2,763
Progressive Corp.                                           53,847         4,593
ProLogis                                                    45,200         1,488
Providian Financial Corp. (a)                               73,473         1,078
Prudential Financial, Inc.                                 130,600         6,069
Regions Financial Corp. (f)                                 54,889         2,006
SAFECO Corp.                                                33,864         1,490
Simon Property Group, Inc.                                  51,763         2,662
SLM Corp.                                                  109,042         4,411
SouthTrust Corp.                                            81,779         3,174
Sovereign Bancorp, Inc.                                     76,000         1,679
St. Paul Travelers Cos., Inc.                              164,825         6,682
State Street Corp. (Note 4)                                 83,225         4,081
SunTrust Banks, Inc.                                        70,072         4,554
Synovus Financial Corp.                                     74,604         1,889
T. Rowe Price Group, Inc.                                   31,490         1,587
Torchmark Corp.                                             27,876         1,500
U.S. Bancorp                                               470,661        12,971
Union Planters Corp.                                        47,644         1,420
UnumProvident Corp. (f)                                     74,435         1,184
Wachovia Corp.                                             326,726        14,539
Washington Mutual, Inc.                                    214,813         8,300

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                          Market
                                                                           Value
                                                          Shares           (000)
                                                         ---------       ---------
FINANCIALS - (CONTINUED)
Wells Fargo Co.                                            419,111       $  23,986
XL Capital, Ltd. Class A                                    34,132           2,576
Zions Bancorp                                               22,719           1,396
                                                                         ---------
                                                                           537,431
                                                                         =========

HEALTH CARE - 13.1%
Abbott Laboratories                                        387,267          15,785
Aetna, Inc.                                                 38,032           3,233
Allergan, Inc.                                              32,491           2,909
AmerisourceBergen Corp.                                     28,216           1,687
Amgen, Inc. (a)                                            315,775          17,232
Anthem, Inc. (a) (f)                                        34,100           3,054
Applera Corp. - Applied Biosystems Group                    50,167           1,091
Bausch & Lomb, Inc.                                         13,225             861
Baxter International, Inc.                                 151,526           5,229
Becton, Dickinson & Co.                                     62,629           3,244
Biogen Idec, Inc. (a)                                       84,373           5,337
Biomet, Inc.                                                62,941           2,797
Boston Scientific Corp. (a)                                207,396           8,877
Bristol-Myers Squibb Co.                                   482,417          11,819
C.R. Bard, Inc.                                             26,194           1,484
Cardinal Health, Inc.                                      106,866           7,486
Caremark Rx, Inc. (a)                                      113,808           3,749
Chiron Corp. (a)                                            47,044           2,100
CIGNA Corp.                                                 35,389           2,435
Eli Lilly & Co.                                            280,997          19,644
Express Scripts, Inc. (a)                                   19,100           1,513
Forest Laboratories, Inc. (a)                               91,306           5,171
Genzyme Corp. (a)                                           56,205           2,660
Gilead Sciences, Inc. (a)                                   53,200           3,563
Guidant Corp.                                               77,364           4,323
HCA, Inc.                                                  120,559           5,014
Health Management Associates, Inc. Class A                  60,598           1,359
Hospira, Inc. (a)                                           39,436           1,088
Humana, Inc. (a)                                            40,925             692
IMS Health, Inc.                                            59,081           1,385
Johnson & Johnson                                          737,146          41,059
King Pharmaceuticals, Inc. (a)                              60,932             698
Manor Care, Inc.                                            21,851             714
McKesson Corp.                                              72,031           2,473
Medco Health Solutions, Inc. (a)                            67,772           2,541
MedImmune, Inc. (a)                                         62,265           1,457
Medtronic, Inc.                                            301,202          14,675
Merck & Co., Inc.                                          552,803          26,258
Millipore Corp. (a)                                         11,928             672
Mylan Laboratories Inc.                                     65,600           1,328
Pfizer, Inc.                                             1,894,874          64,956
Quest Diagnostics Inc.                                      25,600           2,175
Schering-Plough Corp.                                      365,424           6,753
St. Jude Medical, Inc. (a)                                  43,797           3,313
Stryker Corp.                                               99,008           5,445
Tenet Healthcare Corp. (a)                                 117,509           1,576
UnitedHealth Group, Inc.                                   152,884           9,517
Watson Pharmaceuticals, Inc. (a)                            26,503             713
WellPoint Health Networks, Inc. (a)                         38,489           4,311
Wyeth                                                      330,931          11,966
Zimmer Holdings, Inc. (a)                                   60,720           5,355
                                                                         ---------
                                                                           354,776
                                                                         =========

INDUSTRIALS - 11.2%
3M Co.                                                     194,184          17,478
Allied Waste Industries, Inc. (a)                           80,967           1,067
American Power Conversion Corp.                             50,067             984
American Standard Cos., Inc. (a)                            54,321           2,190
Apollo Group, Inc. (a)                                      43,675           3,856
Avery Dennison Corp.                                        27,070           1,733
Boeing Co. (f)                                             209,345          10,695
Burlington Northern Santa Fe Corp.                          91,650           3,214
Caterpillar, Inc.                                           84,885           6,743
Cendant Corp.                                              253,822           6,214
Cintas Corp.                                                42,882           2,044
Cooper Industries, Ltd.                                     22,421           1,332
Crane Co.                                                   15,002             471
CSX Corp.                                                   52,824           1,731
Cummins, Inc. (f)                                           10,673             667
Danaher Corp.                                               76,226           3,952

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                          Market
                                                                           Value
                                                          Shares           (000)
                                                         ---------       ---------
INDUSTRIALS - (CONTINUED)
Deere & Co.                                                 61,941       $   4,345
Delta Air Lines, Inc. (a) (f)                               31,293             223
Deluxe Corp.                                                12,720             553
Dover Corp.                                                 50,213           2,114
Eaton Corp.                                                 37,378           2,420
Emerson Electric Co.                                       104,735           6,656
Equifax, Inc.                                               34,069             843
FedEx Corp.                                                 74,046           6,049
Fluor Corp. (f)                                             20,406             973
General Dynamics Corp.                                      49,206           4,886
General Electric Co. (e)                                 2,620,923          84,918
Goodrich Co.                                                29,755             962
H&R Block, Inc.                                             44,110           2,103
Honeywell International, Inc.                              213,342           7,815
Illinois Tool Works, Inc.                                   76,564           7,342
Ingersoll-Rand Co. Class A                                  43,450           2,968
ITT Industries, Inc.                                        22,602           1,876
Lockheed Martin Corp.                                      111,971           5,831
Masco Corp.                                                108,774           3,392
Monster Worldwide, Inc. (a)                                 28,492             733
Navistar International Corp. (a) (f)                        17,380             674
Norfolk Southern Corp.                                      98,061           2,601
Northrop Grumman Corp.                                      89,278           4,794
PACCAR, Inc.                                                43,370           2,515
Pall Corp.                                                  31,474             824
Parker-Hannifin Corp.                                       29,023           1,726
Pitney Bowes, Inc.                                          57,439           2,542
Power-One, Inc. (a) (f)                                     21,100             232
R.R. Donnelley & Sons Co.                                   53,260           1,759
Raytheon Co.                                               110,114           3,939
Robert Half International, Inc.                             43,214           1,286
Rockwell Automation, Inc.                                   47,120           1,767
Rockwell Collins, Inc.                                      44,819           1,493
Ryder Systems, Inc.                                         15,780             632
Southwest Airlines Co.                                     194,340           3,259
Textron, Inc.                                               34,475           2,046
Thomas & Betts Corp.                                        14,742             401
Tyco International, Ltd.                                   498,948          16,535
Union Pacific Corp.                                         64,240           3,819
United Parcel Service, Inc. Class B                        279,900          21,040
United Technologies Corp.                                  128,157          11,724
W.W. Grainger, Inc.                                         22,809           1,312
Waste Management, Inc.                                     143,179           4,388
                                                                         ---------
                                                                           302,681
                                                                         =========

INFORMATION TECHNOLOGY - 16.8%
ADC Telecommunications, Inc. (a) (f)                       211,127             600
Adobe Systems, Inc.                                         59,571           2,770
Advanced Micro Devices, Inc. (a) (f)                        87,384           1,389
Affiliated Computer Services, Inc. (a)                      34,200           1,811
Agilent Technologies, Inc. (a)                             119,827           3,509
Altera Corp. (a)                                            94,978           2,105
Analog Devices, Inc.                                        92,761           4,367
Andrew Corp. (a) (f)                                        38,827             777
Apple Computer, Inc. (a)                                    94,546           3,077
Applied Materials, Inc. (a)                                417,861           8,198
Applied Micro Circuits Corp. (a)                            77,142             410
Autodesk, Inc.                                              28,215           1,208
Automatic Data Processing, Inc.                            146,538           6,137
Avaya, Inc. (a) (f)                                        110,415           1,743
BMC Software, Inc. (a)                                      57,336           1,061
Broadcom Corp. (a)                                          78,046           3,650
CIENA Corp. (a)                                            142,888             529
Cisco Systems, Inc. (a)                                  1,679,059          39,794
Citrix Systems, Inc. (a)                                    41,653             848
Computer Associates International, Inc.                    144,344           4,050
Computer Sciences Corp. (a)                                 46,382           2,154
Compuware Corp. (a)                                         95,257             629
Comverse Technology, Inc. (a)                               47,238             942
Convergys Corp. (a)                                         36,005             554
Corning, Inc. (a)                                          341,385           4,458
Dell, Inc. (a)                                             626,591          22,444
Electronic Arts, Inc. (a)                                   75,300           4,108
Electronic Data Systems Corp. (f)                          120,486           2,307
EMC Corp. (a)                                              608,041           6,932
First Data Corp.                                           216,704           9,648

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        Market
                                                                         Value
                                                          Shares         (000)
                                                         ---------     ---------
INFORMATION TECHNOLOGY - (CONTINUED)
Fiserv, Inc. (a)                                            47,647     $   1,853
Gateway, Inc. (a)                                           93,965           423
Hewlett-Packard Co.                                        758,119        15,996
Intel Corp.                                              1,606,203        44,331
International Business Machines Corp.                      418,518        36,892
Intuit, Inc. (a)                                            47,551         1,835
Jabil Circuit, Inc. (a)                                     49,313         1,242
JDS Uniphase Corp. (a) (f)                                 362,319         1,373
KLA-Tencor Corp. (a)                                        48,164         2,378
Lexmark International Group, Inc. Class A (a)               32,302         3,118
Linear Technology Corp.                                     76,975         3,038
LSI Logic Corp. (a)                                         96,135           733
Lucent Technologies,Inc. (a) (f)                         1,056,372         3,993
Maxim Integrated Products, Inc.                             80,056         4,197
Mercury Interactive Corp. (a)                               22,148         1,104
Micron Technology, Inc. (a)                                152,732         2,338
Microsoft Corp. (e)                                      2,680,604        76,558
Molex, Inc. (f)                                             48,110         1,543
Motorola, Inc.                                             581,698        10,616
National Semiconductor Corp. (a)                            89,418         1,966
NCR Corp. (a)                                               23,992         1,190
Network Appliance, Inc. (a)                                 85,267         1,836
Novell, Inc. (a)                                            93,442           784
Novellus Systems, Inc. (a)                                  36,669         1,153
NVIDIA Corp. (a)                                            39,751           814
Oracle Corp. (a)                                         1,290,038        15,390
Parametric Technology Corp. (a)                             63,641           318
Paychex, Inc.                                               93,627         3,172
PeopleSoft, Inc. (a)                                        91,223         1,688
PerkinElmer, Inc.                                           32,157           644
PMC-Sierra, Inc. (a)                                        41,124           590
QLogic Corp. (a)                                            23,845           634
QUALCOMM, Inc.                                             201,539        14,708
Sabre Holdings Corp. Class A                                34,324           951
Sanmina-SCI Corp. (a)                                      127,858         1,164
Scientific-Atlanta, Inc.                                    38,368         1,324
Siebel Systems, Inc. (a)                                   125,358         1,340
Solectron Corp. (a)                                        238,314         1,542
Sun Microsystems, Inc. (a)                                 827,588         3,592
SunGard Data Systems, Inc. (a)                              72,050         1,873
Symantec Corp. (a)                                          77,200         3,380
Symbol Technologies, Inc.                                   58,485           862
Tektronix, Inc.                                             21,029           715
Tellabs, Inc. (a) (f)                                      104,775           916
Teradyne, Inc. (a)                                          48,392         1,098
Texas Instruments, Inc.                                    430,503        10,410
Thermo Electron Corp. (a)                                   41,129         1,264
Unisys Corp. (a)                                            83,479         1,159
VERITAS Software Corp. (a)                                 107,483         2,977
Waters Corp. (a)                                            29,957         1,431
Xerox Corp. (a) (f)                                        196,242         2,846
Xilinx, Inc.                                                85,504         2,848
Yahoo!, Inc. (a)                                           335,080        12,197
                                                                       ---------
                                                                         454,546
                                                                       =========

MATERIALS - 2.9%
Air Products & Chemicals, Inc.                              55,989         2,937
Alcoa, Inc.                                                216,146         7,139
Allegheny Technologies, Inc.                                22,329           403
Ball Corp.                                                  14,285         1,029
Bemis Co., Inc.                                             26,928           761
Boise Cascade Corp.                                         21,519           810
Dow Chemical Co.                                           232,899         9,479
E.I. Du Pont de Nemours & Co.                              247,939        11,013
Eastman Chemical Co. (f)                                    18,962           877
Ecolab, Inc.                                                63,626         2,017
Engelhard Corp.                                             31,730         1,025
Freeport-McMoRan Copper & Gold, Inc. Class B (f)            43,114         1,429
Georgia-Pacific Group                                       62,740         2,320
Great Lakes Chemical Corp.                                  12,803           346
Hercules, Inc. (a)                                          28,098           342
International Flavors & Fragrances, Inc.                    23,704           886
International Paper Co.                                    120,756         5,398
Louisiana-Pacific Corp. (f)                                 26,459           626

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

                                                                        Market
                                                                        Value
                                                          Shares        (000)
                                                         --------     ----------
MATERIALS - (CONTINUED)
MeadWestvaco Corp.                                         50,688     $    1,490
Monsanto Co.                                               66,646          2,566
Newmont Mining Corp.                                      110,242          4,273
Nucor Corp. (f)                                            19,802          1,520
Pactiv Corp. (a)                                           39,764            992
Phelps Dodge Corp. (a)                                     23,305          1,806
PPG Industries, Inc.                                       42,390          2,649
Praxair, Inc.                                              80,120          3,198
Rohm & Haas Co.                                            55,096          2,291
Sealed Air Corp. (a)                                       20,836          1,110
Sigma-Aldrich Corp.                                        17,493          1,043
Temple-Inland, Inc.                                        13,714            950
United States Steel Corp.                                  28,902          1,015
Vulcan Materials Co.                                       25,496          1,212
Weyerhaeuser Co.                                           60,024          3,789
Worthington Industries, Inc. (f)                           21,829            448
                                                                      ----------
                                                                          79,189
                                                                      ==========

TELECOMMUNICATION SERVICES - 3.3%
ALLTEL Corp.                                               77,398          3,918
AT&T Corp.                                                195,647          2,862
AT&T Wireless Services, Inc. (a)                          677,138          9,697
BellSouth Corp.                                           455,128         11,933
CenturyTel, Inc.                                           34,508          1,037
Citizens Communications Co. (a) (f)                        72,077            872
Nextel Communications, Inc. Class A (a)                   276,136          7,362
Qwest Communications International, Inc. (a)              442,622          1,589
SBC Communications, Inc.                                  822,004         19,933
Sprint Corp. (Fon Group) (f)                              353,023          6,213
Verizon Communications, Inc.                              689,298         24,946
                                                                      ----------
                                                                          90,362
                                                                      ==========

UTILITIES - 2.8%
AES Corp. (a)                                             153,414          1,523
Allegheny Energy, Inc. (a) (f)                             31,899            492
Ameren Corp.                                               45,642          1,961
American Electric Power Co., Inc.                          98,154          3,141
Calpine Corp. (a) (f)                                     104,452            451
CenterPoint Energy, Inc. (f)                               77,193            888
Cinergy Corp.                                              43,558          1,655
CMS Energy Corp. (a) (f)                                   38,505            351
Consolidated Edison, Inc.                                  59,622          2,371
Constellation Energy Group, Inc.                           40,903          1,550
Dominion Resources, Inc.                                   80,587          5,083
DTE Energy Co.                                             42,546          1,725
Duke Energy Corp.                                         225,277          4,571
Dynegy Inc. Class A (a) (f)                                94,930            404
Edison International                                       80,562          2,060
El Paso Corp. (f)                                         160,894          1,268
Entergy Corp.                                              56,343          3,156
Exelon Corp.                                              163,478          5,442
FirstEnergy Corp.                                          81,312          3,042
FPL Group, Inc.                                            45,389          2,903
KeySpan Corp. (f)                                          40,206          1,476
Kinder Morgan, Inc.                                        30,938          1,834
Nicor, Inc. (f)                                            11,213            381
NiSource, Inc.                                             65,967          1,360
Peoples Energy Corp. (f)                                    9,331            393
PG&E Corp. (a)                                            103,823          2,901
Pinnacle West Capital Corp.                                23,081            932
PPL Corp.                                                  44,468          2,041
Progress Energy, Inc.                                      60,908          2,683
Public Service Enterprise Group, Inc.                      58,022          2,323
Sempra Energy                                              56,189          1,935
Southern Co.                                              181,758          5,298
TECO Energy, Inc. (f)                                      47,476            569
TXU Corp.                                                  79,748          3,231
Williams Cos., Inc.                                       130,937          1,558
Xcel Energy, Inc.                                          99,997          1,671
                                                                      ----------
                                                                          74,623
                                                                      ==========

TOTAL COMMON STOCKS
   (cost $2,195,921,918)                                              $2,643,850
                                                                      ==========

STATE STREET EQUITY 500 INDEX PORTFOLIO

JUNE 30, 2004 (UNAUDITED)

                                                           Par           Market
                                                          Amount         Value
                                                          (000)          (000)
                                                        ---------      ---------
U. S. GOVERNMENT SECURITIES - 0.3%
United States Treasury Bill (b) (c)
   1.24% due 09/09/04                                      $7,910         $7,891
                                                                       ---------
TOTAL U. S. GOVERNMENT SECURITIES
   (cost $7,890,928)                                                       7,891
                                                                       =========

                                                         Shares
                                                          (000)
                                                        ---------
SHORT TERM INVESTMENTS - 4.0%
AIM Short Term Investment Prime Portfolio                  54,533         54,533
Federated Money Market Obligations Trust                      484            484
State Street Navigator Securities Lending Prime
   Portfolio (d) (Note 4)                                  53,666         53,666
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS
   (cost $108,682,911)                                                   108,683
                                                                      ==========
TOTAL INVESTMENTS - 101.9%
   (cost $2,312,495,757)                                              $2,760,424
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%                           (51,853)
                                                                      ----------
NET ASSETS - 100%                                                     $2,708,571
                                                                      ==========

                                                          Number     Unrealized
                                                           of       Appreciation
                                                        Contracts       (000)
                                                        ---------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures Contracts (long)
   Expiration date 09/2004                                    229   $      438
                                                                    ------------
Total unrealized appreciation on open futures
   contracts purchased                                              $      438
                                                                    ============

(a) Non-income producing security.

(b) Security held as collateral in relation to initial margin requirements on futures contracts.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f) All or a portion of these securities were on loan at June 30, 2004.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers at market (identified cost
   $2,309,667) - including $52,114 of securities loaned (Note 2)      $2,756,343
Investments in non-controlled affiliates at market (identified
   cost $ 2,829) (Note 4)                                                  4,081
Receivables:
   Investment securities sold                                              5,004
   Dividends and interest                                                  3,017
   Daily variation margin on futures contracts                               263
                                                                      ----------
     Total assets                                                      2,768,708
LIABILITIES
Payables:
   Investment securities purchased                                         6,372
   Due upon return of securities loaned                                   53,666
   Management fees (Note 4)                                                   99
                                                                      ----------
     Total liabilities                                                    60,137
                                                                      ----------
NET ASSETS                                                            $2,708,571
                                                                      ==========
COMPOSITION OF NET ASSETS
Paid-in capital                                                       $2,260,205
Net unrealized appreciation on investments
   and futures contracts                                                 448,366
                                                                      ----------
NET ASSETS                                                            $2,708,571
                                                                      ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
(Amounts in thousands)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers                               $ 21,812
   Dividend income - non-controlled affiliated issuers                        26
   Interest                                                                   35
   Security lending income (Notes 2 and 4)                                    42
                                                                        --------
      Total Investment Income                                             21,915
EXPENSES
   Management fees (Note 4)                                 $    605
                                                            --------
      Total Expenses                                                         605
                                                                        --------
NET INVESTMENT INCOME                                                     21,310
                                                                        --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments                                               (15,718)
   Futures contracts                                           3,972
                                                            --------
                                                                         (11,746)

Net change in unrealized appreciation (depreciation) on:

   Investments                                                82,027
   Futures contracts                                          (1,578)
                                                            --------
                                                                          80,449
                                                                        ---------
Net realized and unrealized gain                                          68,703
                                                                        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 90,013
                                                                        ========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                        For the Six     For the Year
                                                                        Months Ended       Ended
                                                                       June 30, 2004    December 31,
                                                                        (Unaudited)         2003
                                                                       -------------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                                $    21,310     $    39,264
   Net realized loss on investments and futures contracts                   (11,746)        (90,744)
   Net change in unrealized appreciation (depreciation)                      80,449         641,095
                                                                        -----------     -----------
     Net increase in net assets resulting from operations                    90,013         589,615
                                                                        -----------     -----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                              170,219         547,305
   Contributions in-kind                                                         --          19,659
   Fair value of withdrawals                                               (266,333)       (434,455)
                                                                        -----------     -----------
     Net increase (decrease) in net assets from capital transactions        (96,114)        132,509
                                                                        -----------     -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  (6,101)        722,124

NET ASSETS
Beginning of period                                                       2,714,672       1,992,548
                                                                        -----------     -----------
End of period                                                           $ 2,708,571     $ 2,714,672
                                                                        ===========     ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                For the
                                               Six Months
                                                  Ended            Year          Year           Year         Period
                                                 6/30/04          Ended         Ended          Ended          Ended
                                               (Unaudited)       12/31/03      12/31/02       12/31/01      12/31/00*
                                               -----------      ----------    ----------     ----------     ---------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)    $ 2,708,571      $2,714,672    $1,992,548     $2,692,298     $2,957,271
   Ratios to average net assets:
      Operating expenses                             0.045%+         0.045%        0.045%         0.045%         0.045%+
      Net investment income                           1.59%+          1.74%         1.57%          1.34%          1.14%+
   Portfolio turnover rate**                             5%++           12%           13%            14%            18%++
   Total return (a)                                   3.45%++        28.62%       (22.16%)       (11.94%)        (2.41%)++

*   The Portfolio commenced operations on March 1, 2000.

**  The Portfolio turnover rate excludes in-kind security transactions.

+   Annualized.

++  Not Annualized.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At June 30, 2004, only the Portfolio and State Street MSCI(R) EAFE(R) Index Portfolio had commenced operations. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500 Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the six months ended June 30, 2004, the earned income for the Portfolio and State Street was $42,216 and $14,072, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2004, the value of the securities loaned amounted to $52,114,053. The loans were collateralized with cash of $53,666,201, which the Portfolio

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

then invested in the State Street Navigator Securities Lending Prime Portfolio (the "Prime Portfolio"), an affiliated investment company.

3. SECURITIES TRANSACTIONS

For the period ended June 30, 2004, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $126,860,440 and $157,484,871, respectively.

At June 30, 2004, the book cost of investments was $2,312,495,757 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $647,568,272 and $199,640,408, respectively, resulting in net appreciation of $447,927,864.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500 Index. The market value of each of these investments at June 30, 2004 is listed in the Portfolio of Investments.

During the period, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA. For the period ended June 30, 2004, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $52,740.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2004 (UNAUDITED)

GENERAL INFORMATION (UNAUDITED)

Proxy Voting Policies and Procedures

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures and information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2004 are available without charge, upon request, by (i) calling (800) 997-7327 or (ii) on the SEC's website at www.sec.gov.

                      (This Page Intentionally Left Blank)

ITEM 2. CODE OF ETHICS.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Disclosure required in Registrant's annual Form N-CSR.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Disclosure not yet required.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this Form N-CSR filing.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):     State Street Institutional Investment Trust

By:               /s/Donald A. Gignac
                  --------------------------
                  Donald A. Gignac
                  President

By:               /s/Karen D. Gillogly
                  --------------------------
                  Karen D. Gillogly
                  Treasurer

Date:             September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:               /s/Donald A. Gignac
                  --------------------------
                  Donald A. Gignac
                  President

By:               /s/Karen D. Gillogly
                  --------------------------
                  Karen D. Gillogly
                  Treasurer

Date:             September 7, 2004